Cover	May 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Entity File Number	000-55298
Entity Registrant Name	Arowana Media Holdings, Inc.
Entity Central Index Key	0001550222
Entity Tax Identification Number	47-2131970
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20860 N. Tatum Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85050
City Area Code	(310)
Local Phone Number	986-2734
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable